UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPM Mid Cap Value Fund

Schedule of Portfolio Investments as of September 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPM Mid Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.9%
	Common Stocks — 97.9%
	Beverages — 1.9%
436	Brown-Forman Corp., Class B	33,429
3,869	Constellation Brands, Inc., Class A (a)	111,356

		144,785

	Building Products — 1.0%
1,714	American Standard Cos., Inc.	71,941

	Capital Markets — 2.3%
2,932	E*Trade Financial Corp. (a)	70,121
1,042	Northern Trust Corp.	60,855
918	T. Rowe Price Group, Inc.	43,941

		174,917

	Chemicals — 4.9%
1,575	Albemarle Corp.	85,571
1,241	Ashland, Inc.	79,145
1,367	PPG Industries, Inc.	91,685
1,450	Sigma-Aldrich Corp.	109,721

		366,122

	Commercial Banks — 7.1%
1,266	Cullen/Frost Bankers, Inc.	73,223
1,053	M&T Bank Corp.	126,330
3,407	North Fork Bancorp, Inc.	97,578
1,246	Synovus Financial Corp.	36,589
2,225	TCF Financial Corp.	58,493
1,846	Wilmington Trust Corp.	82,235
782	Zions Bancorp	62,395

		536,843

	Commercial Services & Supplies — 0.9%
1,711	Republic Services, Inc.	68,815

	Computers & Peripherals — 1.0%
1,886	NCR Corp. (a)	74,467

	Construction Materials — 2.0%
1,941	Vulcan Materials Co.	151,915

	Containers & Packaging — 1.3%
2,507	Ball Corp.	101,416

	Distributors — 1.6%
2,744	Genuine Parts Co.	118,336

	Diversified Telecommunication Services — 2.5%
2,906	CenturyTel, Inc.	115,285
5,293	Windstream Corp.	69,812

		185,097

	Electric Utilities — 3.5%
2,092	American Electric Power Co., Inc.	76,082
997	FirstEnergy Corp.	55,715
1,808	PPL Corp.	59,493
2,970	Westar Energy, Inc.	69,818

		261,108

	Electrical Equipment — 1.3%
1,794	AMETEK, Inc.	78,133
263	Cooper Industries Ltd. Class A	22,413

		100,546

	Electronic Equipment & Instruments — 1.7%
781	Amphenol Corp., Class A	48,336
590	Arrow Electronics, Inc. (a)	16,170
2,183	Jabil Circuit, Inc.	62,363

		126,869

	Food & Staples Retailing — 0.7%
1,693	SUPERVALU, Inc.	50,191

	Food Products — 1.7%
2,019	Dean Foods Co. (a)	84,826
4,293	Del Monte Foods Co.	44,862

		129,688

	Gas Utilities — 3.7%
1,201	AGL Resources, Inc.	43,825
1,880	Energen Corp.	78,720
1,166	Questar Corp.	95,344
2,523	UGI Corp.	61,690

		279,579

	Health Care Providers & Services — 6.0%
1,885	Community Health Systems, Inc. (a)	70,408
3,094	Coventry Health Care, Inc. (a)	159,395
1,140	Henry Schein, Inc. (a)	57,171
2,010	Omnicare, Inc.	86,624
1,310	Quest Diagnostics, Inc.	80,126

		453,724

	Hotels, Restaurants & Leisure — 3.0%
3,195	Applebee’s International, Inc.	68,726
3,368	Hilton Hotels Corp.	93,807
2,043	OSI Restaurant Partners, Inc.	64,768

		227,301

	Household Durables — 1.5%
1,534	Fortune Brands, Inc.	115,204

	Household Products — 1.4%
1,628	Clorox Co.	102,545

JPM Mid Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Industrial Conglomerates — 2.2%
1,080	Carlisle Cos., Inc.	90,862
1,684	Walter Industries, Inc.	71,886

		162,748

	Insurance — 7.6%
3,311	Assurant, Inc.	176,846
2,049	Cincinnati Financial Corp.	98,474
1,237	IPC Holdings Ltd. (Bermuda)	37,623
5,395	Old Republic International Corp.	119,507
1,360	Principal Financial Group	73,799
1,168	Safeco Corp.	68,813

		575,062

	IT Services — 0.9%
1,294	Affiliated Computer Services, Inc., Class A (a)	67,096

	Machinery — 2.0%
1,758	Crane Co.	73,464
946	Dover Corp.	44,892
417	Harsco Corp.	32,396

		150,752

	Media — 4.5%
2,365	Cablevision Systems Corp., Class A	53,702
3,195	Clear Channel Communications, Inc.	92,176
2,060	Clear Channel Outdoor Holdings, Inc., Class A (a)	42,016
1,398	Interactive Data Corp. (a)	27,882
1,315	McClatchy Co., Class A	55,484
96	Washington Post Co. (The), Class B	70,656

		341,916

	Multi-Utilities — 2.6%
2,213	Energy East Corp.	52,488
1,750	PG&E Corp.	72,900
1,783	SCANA Corp.	71,805

		197,193

	Multiline Retail — 0.4%
662	Federated Department Stores, Inc.	28,601

	Oil, Gas & Consumable Fuels — 5.1%
2,283	Devon Energy Corp.	144,184
1,487	Kinder Morgan, Inc.	155,870
3,579	Williams Cos., Inc.	85,424

		385,478

	Paper & Forest Products — 0.3%
887	MeadWestvaco Corp.	23,516

	Personal Products — 0.8%
1,567	Estee Lauder Cos., Inc., (The), Class A	63,205

	Pharmaceuticals — 0.4%
2,236	Warner Chilcott Ltd. (Bermuda) (a)	29,740

	Real Estate Investment Trusts (REITs) — 3.0%
1,530	iStar Financial, Inc.	63,788
1,851	Rayonier, Inc.	69,951
863	Vornado Realty Trust	94,078

		227,817

	Real Estate Management & Development — 2.2%
2,899	Brookfield Properties Corp. (Canada)	102,382
1,138	Forest City Enterprises, Inc., Class A	61,799

		164,181

	Road & Rail — 1.0%
1,666	Norfolk Southern Corp.	73,370

	Specialty Retail — 6.0%
2,669	Autonation, Inc. (a)	55,773
1,179	AutoZone, Inc. (a)	121,780
3,292	Limited Brands, Inc.	87,197
3,422	Tiffany & Co.	113,610
2,748	TJX Cos., Inc.	77,035

		455,395

	Textiles, Apparel & Luxury Goods — 3.2%
1,075	Columbia Sportswear Co. (a)	60,011
2,520	V.F. Corp.	183,827

		243,838

	Thrifts & Mortgage Finance — 2.5%
972	Golden West Financial Corp.	75,110
1,081	MGIC Investment Corp.	64,797
1,078	Webster Financial Corp.	50,785

		190,692

	Wireless Telecommunication Services — 2.2%
1,692	ALLTEL Corp.	93,901
1,692	Telephone & Data Systems, Inc.	69,126

		163,027

	Total Common Stocks (Cost $6,268,528)	7,385,036

Principal Amount ($)

	Short-Term Investment — 2.1%
	Investment Company — 2.1%
155,000	JPMorgan Prime Money Market Fund (b) (m) (Cost $155,000)	155,000

	Investments of Cash Collateral for Securities Loaned — 5.7%
	Certificates of Deposit — 2.2%
1,000	ABN Amro Bank, Chicago, FRN, 5.32%, 12/26/06	1,000
22,994	Bank of Nova Scotia, New York, FRN, 5.31%, 05/21/07	22,994
1,000	Calyon, New York, FRN, 5.32%, 12/12/06	1,000

JPM Mid Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

25,000	Comerica, FRN, 5.31%, 08/24/07	25,000
20,072	DEPFA Bank, New York, FRN, 5.32%, 11/30/06	20,072
1,000	KBC, New York, FRN, 5.32%, 12/12/06	1,000
9,499	Natexis Banques Populaires, New York, FRN, 5.39%, 01/09/08	9,499
18,499	Nordea Bank, New York, FRN, 5.32%, 01/03/07	18,499
15,000	Royal Bank of Canada, FRN, 5.30%, 11/13/06	15,000
20,001	Skandi, New York, FRN, 5.33%, 08/27/07	20,001
9,998	Sun Trust Bank, Atlanta, FRN, 5.31%, 06/28/07	9,998
	Wells Fargo Bank, San Francisco,
10,000	FRN, 5.30%, 11/27/06	10,000
9,000	FRN, 5.30%, 12/01/06	9,000

		163,063

	Corporate Notes — 3.2%
2,000	Alliance and Leister plc, FRN, 5.32%, 10/29/07	2,000
11,000	Allstate Life Global Funding II, FRN, 5.31%, 10/29/07	11,000
27,000	American Express Credit Corp., FRN, 5.33%, 06/12/07	27,000
2,000	Bank of America, FRN, 5.31%, 11/07/06	2,000
15,850	Banque Federative Du Credit, FRN, 5.33%, 07/13/07	15,850
8,501	Beta Finance, Inc., FRN, 5.44%, 03/15/07	8,501
	Dorada Finance Inc.
3,500	FRN, 5.37%, 01/14/08	3,500
25,000	FRN, 5.38%, 11/15/07	25,000
15,002	General Electric Capital Corp., FRN, 5.42%, 12/08/06	15,002
20,000	Goldman Sachs Group, Inc., FRN, 5.54%, 12/28/07	20,000
5,000	Landsbanki Islands HF, FRN, 5.41%, 03/16/07	5,000
14,499	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 10/24/06	14,499
	Links Finance LLC,
19,997	FRN, 5.37%, 10/15/07	19,997
7,000	FRN, 5.42%, 10/06/06	7,000
30,000	Macquarie Bank Ltd, FRN, 5.34%, 04/20/07	30,000
15,000	Morgan Stanley, FRN, 5.56%, 10/29/07	15,000
23,241	National City Bank, Cleveland, FRN, 5.27%, 10/04/07	23,241
1,000	Sigma Finance Inc., FRN, 5.37%, 10/24/07	1,000

		245,590

	Repurchase Agreement — 0.3%
24,606	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $24,617, collateralized by U.S. Government Agency Mortgages.	24,606

	Total Investments of Cash Collateral for Securities Loaned (Cost $433,259)	433,259

	Total Investments — 105.7% (Cost $6,856,788)	7,973,295
	Liabilities in Excess of Other Assets — (5.7)%	(430,440)

	NET ASSETS — 100.0%	$7,542,855

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006

	As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation	$1,210,392
	Aggregate gross unrealized depreciation	(93,885)

	Net unrealized appreciation/depreciation	$1,116,507

	Federal income tax cost of investments	$6,856,788

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

February 14, 2007

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

February 14, 2007